Stock-based Compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based CompensationEmployees, including senior executives, of the Company receive incentives in the form of stock options, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Company maintains a plan under which the stock-based option awards are issued or modified (the “Plan”). The Plan provides for the direct allocation as well as the sale of shares and the granting of options for the purchase of shares, at the discretion of the Company’s board of directors, to certain employees, advisors and/or independent directors. The options are typically granted for a four-year vesting term and have a maximum term of 10 years.
A summary of stock option activity for the six months ended June 30, 2022 was as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2021	6,864,569	$2.05	2.36
Granted	-	-
Forfeited	(136,676)	2.59
Exercised	(21,927)	0.96
Expired	(6,774)	1.20
Outstanding at June 30, 2022	6,699,192	$2.05	1.99	$13,678
Exercisable at June 30, 2022	4,064,224	$1.01	2.55	$12,521
The following table list the inputs used under the Black-Scholes model for options during the six months ended June 30, 2022 and 2021, respectively:

	Six Months Ended June 30,
	2022	2021
Weighted average fair values at the measurement date (grant date)	$23.36	$25.44
Dividend yield (%)	-	-
Expected volatility (%)	61 - 72	61 - 72
Risk-free interest rate (%)	0.5 - 1.4	0.5 - 1.2
Weighted average share price	$6.79	$3.36
The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
As further detailed in Note 4 (Reverse Recapitalization), all options to purchase the predecessor ordinary shares were assumed by Satellogic Inc., the new listed company, and became options to purchase Class A Common Stock of Satellogic Inc., as determined in accordance with the Merger Agreement. There were no other material cancellations or modifications to the granted awards for the six months ended June 30, 2022 and 2021.

As of June 30, 2022, unrecognized stock-based compensation cost related to outstanding options that are expected to vest was $4,794, which is expected to be recognized over a weighted-average period of 0.68 years.
Stock-based Compensation Expense

Total employee and non-employee stock-based compensation expense for the six months ended June 30, 2022 and 2021 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Six Months Ended June 30,
	2022	2021
General and administrative expenses	$1,686	$3,042
Research and development expenses	972	1,063
Other operating expenses	1,827	1,431
Total	$4,485	$5,536